Stockholders' Equity (Warrants) (Details Textuals 2) $ / shares in Units, $ in Thousands	1 Months Ended		9 Months Ended	12 Months Ended
	Jan. 31, 2015 $ / shares shares	Dec. 31, 2014 Consultant shares	Sep. 30, 2015 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) shares	Aug. 31, 2015 $ / shares shares	Apr. 30, 2014 $ / shares shares	Mar. 31, 2014 $ / shares shares
Stockholders Equity Note [Line Items]
Number of warrants called by common stock						3,440,000		6,000,000
Exercise price of warrants | $ / shares						$ 0.40		$ 0.75
Number of stock issued upon net share exercises					1,320,000
Number of stock issued on cash exercises of warrants					80,000
Fair value of warrants issuance | $				$ (7,309)	$ (13)
Warrants
Stockholders Equity Note [Line Items]
Exercise price of warrants | $ / shares	$ 0.28
Number of warrants exercised	2,500
Warrants | Consultant
Stockholders Equity Note [Line Items]
Number of warrants called by common stock		117,000			117,000
Number of consultant | Consultant		5
Warrants | Vendor
Stockholders Equity Note [Line Items]
Number of warrants called by common stock			102,000				75,000
Exercise price of warrants | $ / shares							$ 0.89
Fair value of warrants issuance | $			$ 65		$ 50